Gross Loans Analyzed by Performance (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans	₨ 157,426.9	$ 2,088.1	₨ 140,422.5
Gross loans	10,623,855.6	140,918.6	9,111,464.6
Performing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	₨ 10,466,428.7	$ 138,830.5	₨ 8,971,042.1